Statement of Changes in Shareholder's Deficit - USD ($)	Preferred Stock [Member] Titan Pharmaceuticals Inc [Member]	Common Stock [Member] Titan Pharmaceuticals Inc [Member]	Common Stock [Member]	Common Stock [Member] TALENTEC SDN. BHD. [Member]	Additional Paid-in Capital [Member] Titan Pharmaceuticals Inc [Member]	Additional Paid-in Capital [Member] TALENTEC SDN. BHD. [Member]	Retained Earnings [Member] Titan Pharmaceuticals Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] TALENTEC SDN. BHD. [Member]	AOCI Attributable to Parent [Member] Titan Pharmaceuticals Inc [Member]	AOCI Attributable to Parent [Member] TALENTEC SDN. BHD. [Member]	Titan Pharmaceuticals Inc [Member]	Total	TALENTEC SDN. BHD. [Member]
Balance at Jul. 31, 2023				$ 191,482					$ (412,345)		$ (21,619)			$ (242,482)
Balance, shares at Jul. 31, 2023				500,000
Net income (loss)									153,227					153,227
Shares issued				$ 17,135		782,865								800,000
Shares issued, shares				80,000
Foreign currency translation adjustment											(30,932)			(30,932)
Balance at Jul. 31, 2024				$ 208,617		782,865		$ (3,947)	(259,118)		(52,551)		$ (3,947)	679,813
Balance, shares at Jul. 31, 2024			1	580,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000			$ 398,470,000		$ (391,830,000)					$ 6,642,000
Balance, shares at Dec. 31, 2023	950	782
Net income (loss)							(4,706,000)					(4,706,000)
Issuance of common stock upon conversion of note payable					504,000							504,000
Issuance of common stock upon conversion of note payable, shares		54
Fractional shares issued due to reverse stock split
Fractional shares issued due to reverse stock split, shares		78
Balance at Dec. 31, 2024	$ 1,000	$ 1,000			398,974,000		(396,536,000)					2,440,000
Balance, shares at Dec. 31, 2024	950	914
Balance at Jul. 10, 2024
Balance, shares at Jul. 10, 2024
Net income (loss)								(3,947)					(3,947)
Shares issued
Shares issued, shares			1
Balance at Jul. 31, 2024				$ 208,617		782,865		(3,947)	(259,118)		(52,551)		(3,947)	679,813
Balance, shares at Jul. 31, 2024			1	580,000
Net income (loss)								(163,173)	209,911				(163,173)	209,911
Foreign currency translation adjustment											64,567			64,567
Balance at Jul. 31, 2025				$ 208,617		$ 782,865		$ (167,120)	$ (49,207)		$ 12,016		$ (167,120)	$ 954,291
Balance, shares at Jul. 31, 2025			1	580,000
Balance at Dec. 31, 2024	$ 1,000	$ 1,000			398,974,000		(396,536,000)					2,440,000
Balance, shares at Dec. 31, 2024	950	914
Net income (loss)							(2,485,000)					(2,485,000)
Issuance of common stock upon conversion of note payable, shares		483
Shares issued					1,600,000							1,600,000
Shares issued, shares	160
Issuance of common stock upon conversion of preferred stock
Issuance of common stock upon conversion of preferred stock, shares	(240)
Recapitalization upon merger with Black Titan Corporation	$ (1,000)	$ (1,000)			2,000
Recapitalization upon merger with Black Titan, shares	(870)	(1,396)
Balance at Dec. 31, 2025					$ 400,576,000		$ (399,021,000)					$ 1,555,000
Balance, shares at Dec. 31, 2025		1